CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
General and administrative expenses	$ 2,338,004	$ 449,938	$ 466,544	$ 2,708,421	$ 710,080
Loss from operations	(2,338,004)	(449,938)	(466,544)	(2,708,421)	(710,080)
Interest earned on marketable securities held in Trust Account					1,857,342
Gain on investments (net), dividends and interest, held in Trust Account	81,232	885,983	885,983	1,698,895
Net (loss) income	(2,256,772)	436,045	419,439	(1,009,526)	1,147,262
Common Class A [Member]
Interest earned on marketable securities held in Trust Account	$ 81,000			$ 1,700,000	$ 1,900,000
Gain on investments (net), dividends and interest, held in Trust Account		$ 886,000	$ 886,000
Weighted average shares outstanding, basic and diluted	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000
Basic and diluted net loss per share	$ 0.00	$ 0.04	$ 0.04	$ 0.08	$ 0.08
Common Class B [Member]
Gain on investments (net), dividends and interest, held in Trust Account		$ 886,000	$ 886,000
Weighted average shares outstanding, basic and diluted	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Basic and diluted net loss per share	$ (0.46)	$ (0.09)	$ (0.09)	$ (0.54)	$ (0.08)